PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
PREPAYMENTS AND OTHER CURRENT ASSETS
Other Receivables	$ 12,595,296	$ 15,897,405
Prepaid Expense	$ 7,181,729	9,081,680
Prepayment to an investment bank for a share repurchase program		$ 10,000,000